November 1, 2012

MERIDIAN FUND, INC.

Registration Nos. 2-90949; 811-04014

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of Meridian Fund, Inc. (the “Company”) that the form of Prospectus and Statement of Additional Information for the Meridian Equity Income Fund, Meridian Growth Fund and Meridian Value Fund of the Company do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39, the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically on October 26, 2012.

IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of November, 2012.

Witness:	MERIDIAN FUND, INC.

By: /s/ Gregg B. Keeling
Name: Gregg B. Keeling
Title: Acting President, Chief Financial Officer, Treasurer and Secretary